First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.4%
	Alabama – 2.8%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$264,540
2,045,000	AL Federal Aid Hwy Fin Auth Spl Oblig Rev, GARVEE	5.00%	09/01/30	2,338,813
775,000	AL Federal Aid Hwy Fin Auth Spl Oblig Rev, GARVEE, Ser A	5.00%	09/01/32	970,578
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	590,112
2,380,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/29	2,938,910
1,100,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	5.00%	01/01/32	1,361,938
940,000	Birmingham AL Wtrwks Brd Wtr Rev Ref Sr, Ser A	4.00%	01/01/34	1,113,762
2,325,000	Birmingham AL Wtrwks Brd Wtr Rev Ref, Subser B	5.00%	01/01/43	2,878,642
370,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1	4.00%	04/01/26	430,127
7,070,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	8,237,147
1,945,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	2,101,652
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	522,312
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	390,595
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	471,162
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	1,116,158
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	522,139
930,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/29	1,049,591
695,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/30	782,309
1,500,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,713,122
1,445,000	Lower AL Gas Dist Gas Proj Rev, Ser A	5.00%	09/01/31	1,909,306
555,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	576,843
500,000	Mobile Cnty AL Impt Warrants	5.00%	08/01/30	594,337
1,105,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/30	1,295,443
1,565,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/31	1,824,886
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/32	1,863,364
1,395,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/33	1,611,084
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/34	2,030,110
1,840,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	4.00%	11/01/35	2,108,103
110,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #1, Ser A (Mandatory put 04/01/24)	4.00%	04/01/49	120,007
6,475,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	7,094,916
3,000,000	Southeast Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	3,617,216
1,500,000	Southeast Energy Auth AL Cmdy Sply Rev Proj #2, Ser B (Mandatory put 12/01/31)	4.00%	12/01/51	1,888,468
1,040,000	Troy AL Ref Warrants, BAM	4.00%	07/01/35	1,135,184
105,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B	5.00%	09/01/34	127,544
1,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/30	1,233,209
5,000,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B2	5.00%	09/01/41	6,075,599
				64,899,228

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Alaska – 0.2%
$1,880,000	AK St Indl Dev & Export Auth Pwr Rev Ref Snettisham Hydroelectric Proj, AMT	4.00%	01/01/28	$2,016,722
450,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/39	544,216
1,500,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/40	1,809,500
				4,370,438
	Arizona – 2.7%
1,205,000	AZ Brd of Rgts Univ AZ Sys Rev Green Bond, Ser B	5.00%	06/01/28	1,466,957
1,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	5.00%	07/01/49	1,174,498
625,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (a)	4.00%	07/15/30	695,349
925,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (a)	4.00%	07/15/40	1,012,387
175,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A (a)	5.00%	07/15/39	202,926
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	5.00%	07/01/37	441,308
1,055,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	1,176,200
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (a)	5.00%	07/01/37	1,212,126
800,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of Lv Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	879,917
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (a)	4.00%	07/15/30	564,511
415,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/31	521,108
1,005,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/33	1,254,492
1,100,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/36	1,322,337
465,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	5.00%	11/01/37	575,501
595,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/38	711,438
750,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/39	893,831
3,850,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Social Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/45	4,515,625
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	08/01/27	1,248,478
1,985,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	11/01/27	2,494,309
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/28	1,272,205
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	08/01/28	1,279,729
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	4,700,400
1,300,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/31	1,689,257
1,350,000	Maricopa Cnty AZ Elem Sch Dist #25 Liberty, Ser A, AGM	5.00%	07/01/32	1,749,247
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	234,553
830,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/30	995,718
435,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/31	519,189
450,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/32	534,426
700,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/33	829,400
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/34	1,164,457
1,025,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/35	1,208,984
750,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Greathearts AZ Projs, Ser A	5.00%	07/01/37	897,821
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	557,177

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Sch Proj	4.00%	07/01/34	$591,095
1,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (a)	5.00%	07/01/39	1,319,845
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (a)	5.00%	07/01/49	1,176,848
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (a)	4.00%	07/01/26	542,534
1,475,000	Maricopa Cnty AZ Spl Hlthcare Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,851,624
1,450,000	Maricopa Cnty AZ Unif Sch Dist #48 Scottsdale, Ser D	4.00%	07/01/34	1,795,661
1,900,000	Phoenix AZ Civic Impt Corp Arpt Rev Junior Lien Apt, Ser B, AMT	4.00%	07/01/44	2,207,346
350,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Trad Schs Projs, Ser A (a)	4.00%	07/01/26	377,230
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/35	4,108,000
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	374,245
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	373,490
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	372,737
350,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	433,983
700,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	852,939
200,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	239,839
140,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Acdmy Proj (a)	4.00%	06/15/22	142,659
250,000	Pima Cnty AZ Indl Dev Auth Edu Rev Ref Fac American Leadership Acdmy Proj (a)	4.60%	06/15/25	265,675
1,230,000	Salt River AZ Proj Agric Impt & Pwr Dist Elec Sys Rev Ref, Ser A	5.00%	12/01/31	1,278,443
1,435,000	Yavapai Cnty AZ Jail Dist Rev, BAM	5.00%	07/01/31	1,827,195
1,030,000	Yavapai Cnty AZ Jail Dist Rev, BAM	4.00%	07/01/32	1,209,798
				61,337,047
	Arkansas – 0.1%
610,000	AR Dev Fin Auth Hlthcare Rev Baptist Hlth	4.00%	12/01/44	714,519
750,000	AR St Dev Fin Auth Hlthcare Facs Rev Carti Surgery Ctr Proj, Ser B	4.25%	07/01/41	830,694
350,000	Univ of Central Arkansas AR Rev, Ser A, AGM	5.00%	11/01/34	411,450
				1,956,663
	California – 10.5%
790,000	Anaheim CA Pub Fin Auth Lease Rev Pub Imps Proj, Ser A	5.00%	09/01/28	983,865
1,000,000	Bakersfield CA Wstwtr Rev Ref, Ser A	5.00%	09/15/30	1,185,253
450,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/32	599,664
3,000,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Temps 50 Green Bond, Ser B-3 (a)	2.13%	11/15/27	3,045,062
1,000,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	1,131,577

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$460,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/32	$541,478
480,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/33	564,179
1,950,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/49	2,248,503
1,325,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/39	1,653,532
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/26	518,613
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	947,365
655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (a)	5.00%	07/01/40	763,277
1,000,000	CA St	5.00%	11/01/31	1,301,466
750,000	CA St	5.00%	08/01/32	940,920
1,250,000	CA St	4.00%	11/01/35	1,561,783
225,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	258,802
1,865,000	CA St Ent Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/49	2,111,624
480,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	508,112
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	492,121
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	755,464
8,100,000	CA St Infra & Econ Dev Bank Lease Rev Green Bond	5.00%	08/01/44	10,293,183
8,000,000	CA St Infra & Econ Dev Bank Rev Var Brightline W Psngrr Rail Proj Remk, Ser A, AMT (Mandatory put 02/01/22) (a)	0.20%	01/01/50	8,001,842
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (b)	5.38%	07/01/34	491,250
600,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (a)	4.00%	07/01/26	649,223
1,515,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	1,666,985
1,805,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	1,976,552
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	235,882
500,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	611,796
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/33	1,438,665
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	689,616
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/35	1,147,527
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	1,145,914
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,429,358
3,420,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	4,099,332
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	834,528
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs APM Proj, Ser A, AMT	5.00%	06/30/28	825,948
200,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	4.00%	11/15/27	235,117
4,000,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I LLC W Vlg Stdt Hsg Proj, BAM	5.00%	05/15/36	5,096,962
500,000	CA St Muni Fin Auth Stdt Hsg Rev Green Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/39	612,601
500,000	CA St Muni Fin Auth Stdt Hsg Rev Green Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/40	610,813
500,000	CA St Muni Fin Auth Stdt Hsg Rev Green Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/41	609,160
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	1,116,160
1,250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	1,373,305
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	2,207,283
4,990,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	5,258,420
1,350,000	CA St Pub Wks Brd Lease Rev, Ser B	4.00%	05/01/37	1,675,229
1,000,000	CA St Pub Wks Brd Lease Rev, Ser B	4.00%	05/01/41	1,226,625

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$775,000	CA St Ref	5.00%	04/01/29	$1,023,962
2,000,000	CA St Ref Various Purp	5.00%	04/01/36	2,240,849
500,000	CA St Ref, Ser C	5.00%	09/01/32	592,529
2,000,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/40	2,256,795
500,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/37	592,612
2,315,000	CA St Stwd Cmntys Dev Auth Transprtn Rev Total Road Impt Prog, Ser B, AGM, COPS	5.00%	12/01/41	2,896,694
1,595,000	CA St Univ Rev Systemwide, Ser A	5.00%	11/01/21	1,614,402
745,000	CA St Various Purp	5.00%	10/01/27	903,058
1,000,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	1,158,795
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	539,250
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	254,670
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	608,927
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	119,791
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	233,061
225,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/31	302,732
200,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/32	268,081
230,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/33	307,071
150,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/34	186,184
250,000	California Cnty CA Tobacco Securitization Agy Tobacco Settle Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/36	308,158
300,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C, BAM	4.00%	08/01/27	351,166
500,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C, BAM	4.00%	08/01/28	592,808
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	464,099
300,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/38	398,941
250,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/39	331,658
4,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (a)	4.00%	07/01/56	4,387,277
2,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	2,494,492
130,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/24	143,139
155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	174,539
165,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/39	184,985
170,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/40	190,434
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/41	195,687
250,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/27	290,655
265,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/28	312,007
280,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/29	328,827
535,000	Fontana CA Spl Tax Spl Tax the Meadows	4.00%	09/01/36	616,020
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS	5.00%	04/01/32	577,133

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$300,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/39	$353,451
1,200,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/40	1,410,720
2,185,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/44	2,551,618
380,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Asset Backed Ref, Ser A	3.25%	06/01/34	415,011
6,000,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/34	7,468,023
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,592,574
2,500,000	Hayward CA Unif Sch Dist, AGM	4.00%	08/01/45	2,967,734
3,000,000	Hayward CA Unif Sch Dist, Ser A, BAM	4.00%	08/01/40	3,542,158
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	231,025
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	480,500
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	163,146
2,885,000	Kaweah CA Delta Hlthcare Dist Rev, Ser B	5.00%	06/01/40	3,265,842
210,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/22	218,021
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	973,401
1,045,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/49	1,179,245
835,000	Live Oak CA Sch Dist Santa Cruz Cnty Ref	5.00%	08/01/30	1,017,951
45,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	50,136
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	481,424
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	4.00%	05/15/44	2,332,858
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	116,620
1,260,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/44	1,478,888
1,675,000	Marysville CA Jt Unif Sch Dist Green Bond 2021 Energy Efficiency Proj, BAM, COPS	4.00%	06/01/36	1,982,479
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	372,153
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	211,282
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	180,532
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	174,030
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	197,458
1,710,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	2,015,955
1,450,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/48	1,703,803
2,515,000	Napa Vly CA Unif Sch Dist, Ser C, AGM	4.00%	08/01/38	2,903,866
2,165,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/30	2,705,402
1,315,000	Oak Vly CA Hosp Dist Hlth Facs Rev Ref, Ser A	4.00%	11/01/36	1,418,845
1,000,000	Orange CA Pub Facs Fing Auth Lease Rev, Ser A	4.00%	11/01/37	1,176,799
1,040,000	Orange CA Pub Facs Fing Auth Lease Rev, Ser A	4.00%	11/01/38	1,221,507
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax #2018-1 Grantline 208	5.00%	09/01/26	132,117
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	4.00%	09/01/50	223,119
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003-1, Ser A	5.00%	09/01/43	574,018
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	561,113
560,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	594,851
215,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/27	246,164

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$225,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/28	$260,632
500,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	4.00%	08/01/35	589,637
865,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	5.00%	09/15/34	1,108,422
625,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	4.00%	09/15/35	746,415
1,080,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subord, Ser 2019, BAM	4.00%	09/15/36	1,285,140
110,000	Roseville CA Spl Tax	5.00%	09/01/30	131,898
100,000	Roseville CA Spl Tax	5.00%	09/01/31	119,477
350,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/37	401,506
640,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/46	726,616
205,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/32	237,769
225,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/37	260,357
310,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/41	357,382
520,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/46	594,396
710,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/51	809,676
340,000	S San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/33	425,382
400,000	S San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/34	497,293
1,470,000	S San Francisco CA Pub Facs Fing Auth Lease Rev Police Station Proj, Ser A	4.00%	06/01/46	1,751,511
260,000	Sacramento CA Spl Tax	4.00%	09/01/30	303,478
220,000	Sacramento CA Spl Tax	4.00%	09/01/31	255,967
315,000	Sacramento CA Spl Tax	4.00%	09/01/32	366,485
515,000	Sacramento CA Spl Tax	4.00%	09/01/33	597,088
615,000	Sacramento CA Spl Tax	4.00%	09/01/35	710,566
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	609,687
645,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/25	768,657
750,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/26	895,884
945,000	San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT	5.00%	07/01/30	1,024,619
1,250,000	San Diego Cnty CA Regl Transprtn Commn Sales Tax Rev, Ser A	5.00%	04/01/35	1,503,002
4,975,000	San Francisco CA Bay Area Rapid Transit Dist Ref Election 2004, Ser D	4.00%	08/01/34	5,642,072
1,365,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	1,604,180
1,330,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/37	1,559,900
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	1,036,300
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/39	1,261,276
13,050,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/50	16,197,515
700,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (a)	4.00%	09/01/41	811,098
2,800,000	San Francisco CA City & Cnty, Ser D-1	4.00%	06/15/43	3,329,341
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	213,723

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	$166,949
335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	384,688
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	280,716
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	343,100
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	597,900
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	336,410
800,000	San Luis Obispo Ca Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/36	936,720
4,310,000	San Mateo Foster City CA Pub Fing Auth Wstwtr Rev Clean Wtr Prog	4.00%	08/01/44	5,199,190
150,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/32	177,445
375,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/39	438,288
1,715,000	Simi Vly CA Unif Sch Dist, Ser C	4.00%	08/01/42	2,021,583
5,000,000	Simi Vly CA Unif Sch Dist, Ser C	4.00%	08/01/50	5,842,613
1,185,000	Sonoma Vly CA Unif Sch Dist	4.00%	08/01/38	1,413,724
860,000	Sonoma Vly CA Unif Sch Dist	4.00%	08/01/40	1,021,746
160,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/35	182,601
255,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/36	290,512
1,000,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/43	1,128,402
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	115,629
385,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	4.00%	09/01/23	411,251
1,300,000	Tobacco Securitization Auth Nthrn CA Tobacco Stlmt Rev Ref Sr Bonds Sacramento Co Tocacco Secur Corp A, Class 1	4.00%	06/01/38	1,603,899
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp Class 1, Ser A	5.00%	06/01/35	1,304,123
1,600,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp Class 1, Ser A	5.00%	06/01/36	2,081,704
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Tobacco Securitization Corp Class 1, Ser A	5.00%	06/01/37	1,297,954
650,000	Tulare CA Loc Hlthcare Dist Ref, BAM	4.00%	08/01/35	787,512
4,500,000	Univ of California CA Revs Ref Ltd Proj, Ser O	5.00%	05/15/48	5,624,175
300,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/35	357,096
600,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/37	710,942
500,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/38	591,341
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,235,123
				243,876,946
	Colorado – 7.9%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,206,841
1,625,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/41	1,785,000
1,000,000	Bennett Ranch Met Dist #1 CO, Ser A	5.00%	12/01/51	1,091,221
225,000	Breckenridge CO Ref, Ser B, COPS	5.00%	12/01/32	301,261
1,240,000	Breckenridge CO Ref, Ser B, COPS	4.00%	12/01/39	1,516,798
515,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/40	576,697
1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	1,486,785
740,000	Broomfield Vlg CO Met Dist #2, Ser A-2 (a)	5.00%	12/01/49	797,011
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	538,788
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	305,631
750,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	760,056
400,000	CO Eductnl & Cultural Auth Rev Ref W Ridge Acdmy Chrt Sch Proj, Ser A	5.00%	06/01/49	435,767
5,000,000	CO St Bldg Excellent Schs Today, Ser R, COPS	4.00%	03/15/45	5,941,388
5,480,000	CO St Building Excellent Schs Today, Ser N, COPS	5.00%	03/15/37	6,791,774

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$700,000	CO St Building Excellent Schs Today, Ser O, COPS	5.00%	03/15/31	$903,149
3,615,000	CO St Building Excellent Schs Today, Ser O, COPS	4.00%	03/15/37	4,314,026
4,890,000	CO St Building Excellent Schs Today, Ser O, COPS	4.00%	03/15/38	5,823,774
1,250,000	CO St Building Excellent Schs Today, Ser O, COPS	4.00%	03/15/44	1,468,501
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (a)	5.00%	07/01/36	2,147,093
545,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	4.00%	12/15/25	574,119
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/28	741,351
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/35	2,491,190
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/45	4,380,393
1,020,000	CO St Eductnl & Cultural Facs Auth Rev Univ Denver Proj, Ser A	4.00%	03/01/35	1,177,186
1,750,000	CO St Hlth Facs Auth Hosp Rev Parkview Med Ctr Proj, Ser A	4.00%	09/01/50	1,999,082
1,460,000	CO St Hlth Facs Auth Hosp Rev Ref Adventhealth Oblig, Ser A	4.00%	11/15/43	1,741,955
250,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	319,599
3,000,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	3,544,977
10,195,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B	4.00%	01/01/40	12,166,683
300,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	340,249
350,000	CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	405,980
2,590,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/31	3,400,364
2,950,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/32	3,861,793
3,655,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/33	4,770,082
2,165,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/34	2,818,147
1,800,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/44	2,295,282
625,000	CO St Hlth Facs Auth Hosp Rev Sr Living Ralston Creek Arvada Proj, Ser A	5.25%	11/01/32	598,327
525,000	CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A	5.00%	12/01/33	559,052
325,000	CO St Ref, COPS	4.00%	06/15/37	395,749
1,000,000	CO St Ref, COPS	4.00%	06/15/38	1,214,877
495,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	583,832
1,200,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.25%	12/01/48	1,493,287
180,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/32	219,798
325,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/33	395,484
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/34	606,722
330,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/35	399,601
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/36	604,310
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/35	6,272,612
4,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/37	4,998,636
975,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/38	1,216,093
1,000,000	Denver CO City & Cnty Dedicated Tax Rev, Ser A-1	5.00%	08/01/41	1,191,338
1,370,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/23	1,510,546
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	731,760
1,790,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	1,948,340
2,000,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/51	2,185,564
525,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/37	640,237
600,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/39	728,100
375,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/33	498,457

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$225,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/38	$272,637
200,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/39	241,734
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	985,835
2,735,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/49	2,979,683
1,000,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	1,085,987
1,000,000	Jefferson Ctr CO Met Dist # 1 Spl Rev, Ser A-2	4.38%	12/01/47	1,070,231
860,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	928,271
1,000,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/49	1,084,449
750,000	Legato Cmnty Auth CO Ltd Tax Supported Rev Sr, Ser A-1	5.00%	12/01/51	818,568
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	111,883
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	206,224
3,260,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/39	3,578,374
520,000	Nexus N at DIA Met Dist CO	5.00%	12/01/41	572,452
565,000	Nexus N at DIA Met Dist CO	5.00%	12/01/51	617,020
3,000,000	Painted Prairie Pub Impt Auth CO	5.00%	12/01/39	3,313,651
2,460,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/24	2,822,969
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	175,591
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	174,690
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	180,227
2,000,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/45	2,296,286
1,120,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	1,369,297
1,455,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/35	1,775,488
1,040,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/36	1,266,890
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	532,941
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	34,426
500,000	Parker Homestead Met Dist CO Ref (b)	5.63%	12/01/44	523,474
1,150,000	Peak Met Dist #1 CO, Ser A (a)	5.00%	12/01/51	1,273,588
920,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/40	1,019,076
1,195,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,311,604
1,000,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (a)	4.13%	12/15/27	1,072,639
700,000	Prairie Ctr Met Dist #7 CO	4.88%	12/15/44	763,664
5,000,000	Rampart Range CO Met Dist #1 Ltd Tax Supported & Spl Rev Ref & Impt, AGM	5.00%	12/01/42	6,128,273
850,000	Regl CO Transprtn Dist Priv Activity Rev Ref Denver Transit Partners Eagle P3 Proj, Ser A	5.00%	07/15/29	1,104,630
1,000,000	Ridgeline Vista Met Dist CO, Ser A	5.25%	12/01/60	1,117,683
2,015,000	S Suburban Park & Recreation Dist CO, COPS	4.00%	12/15/35	2,317,623
550,000	Serenity Ridge CO Met Dist #2 Ref, Ser A (b)	5.13%	12/01/37	594,558
748,000	Sierra Ridge Met Dist No 2 CO Sr, Ser A	4.50%	12/01/31	775,201
2,065,000	Stc Met Dist #2 CO Ref, Ser A	4.00%	12/01/29	2,253,163
5,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/38	5,507,452
1,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/49	1,092,707
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	213,064
1,205,000	Sterling Ranch Met Dist #1 CO	5.00%	12/01/40	1,343,712
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	2,248,760
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,537,088
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	544,420
1,500,000	Transport Met Dist #3 CO MDD, Ser 2021-A-1	5.00%	12/01/41	1,702,797
1,960,000	Transport Met Dist #3 CO MDD, Ser 2021-A-1	5.00%	12/01/51	2,200,676

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,500,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/50	$1,657,092
600,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	654,052
1,000,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/49	1,084,490
				182,750,005
	Connecticut – 3.1%
1,250,000	CT St Hlth & Eductnl Facs Auth Rev Fairfield Univ, Ser Q-1	5.00%	07/01/46	1,475,947
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,178,861
225,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ Issue, Ser T	5.00%	07/01/28	285,584
6,160,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/47	6,961,130
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,206,265
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,594,690
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	221,075
1,210,000	CT St Hlth & Eductnl Facs Auth Rev Yale Univ Issue Remk, Ser U-2 (Mandatory put 02/08/22)	2.00%	07/01/33	1,222,164
500,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/34	643,978
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/35	1,285,847
1,000,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/36	1,189,457
720,000	CT St Hsg Fin Auth Hsg Fin Mtge Prog Ref, Subser A-1	3.65%	11/15/32	787,424
1,330,000	CT St Hsg Fin Auth Hsg Fin Mtge Prog Ref, Subser B-1	3.55%	11/15/33	1,459,732
1,550,000	CT St Spl Tax Oblig Rev Spl Tax Oblig Bonds	5.00%	05/01/40	2,019,635
2,345,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	08/01/34	2,749,695
1,445,000	CT St, Ser A	5.00%	04/15/29	1,795,907
500,000	CT St, Ser A	4.00%	01/15/36	605,695
5,000,000	CT St, Ser A	4.00%	01/15/37	6,053,549
3,125,000	CT St, Ser A	4.00%	04/15/37	3,740,601
4,625,000	CT St, Ser A	4.00%	04/15/38	5,517,322
790,000	CT St, Ser B	5.00%	03/01/26	850,201
2,295,000	CT St, Ser D, BAM	4.00%	08/15/31	2,662,390
905,000	CT St, Ser E	5.00%	10/15/33	1,100,564
560,000	CT St, Ser E	4.00%	10/15/35	644,708
700,000	CT St, Ser F	5.00%	11/15/34	827,304
625,000	Hamden CT, BAM	6.00%	08/15/33	810,266
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	582,516
500,000	Univ of Connecticut CT, Ser A	5.00%	03/15/28	599,287
1,970,000	Univ of Connecticut CT, Ser A	5.00%	01/15/29	2,413,388
4,680,000	Univ of Connecticut CT, Ser A	5.00%	01/15/30	5,736,309
1,250,000	Univ of Connecticut CT, Ser A	5.00%	11/01/32	1,594,284
3,820,000	Univ of Connecticut CT, Ser A	5.00%	11/01/34	4,847,512
1,500,000	Univ of Connecticut CT, Ser A	5.00%	11/01/36	1,897,305
3,730,000	Univ of Connecticut CT, Ser A	5.00%	02/15/41	4,788,425
				72,349,017
	Delaware – 0.4%
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	387,319
4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlthcare Sys Oblig Grp, Ser A	5.00%	10/01/36	5,641,286
2,324,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	2,581,685
				8,610,290
	District of Columbia – 0.1%
1,000,000	Washington DC Met Area Transit Auth Gross Rev	5.00%	07/01/33	1,238,628

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	District of Columbia (Continued)
$885,000	Washington DC Met Area Transit Auth Gross Rev Ref, Ser A-1	5.00%	07/01/29	$1,105,778
				2,344,406
	Florida – 7.8%
500,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	513,873
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	1,060,566
1,430,000	Alachua Cnty FL Hlth Facs Auth Shands Teaching Hosp & Clinics Inc, Ser A	4.00%	12/01/49	1,680,172
75,000	Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Acdmy & Cornerstone Chrt High Sch	5.50%	10/01/22	76,887
1,250,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area 1	4.00%	05/01/51	1,322,357
300,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	326,527
270,000	Brookstone CDD FL Spl Assmnt Rev CDD (c)	3.88%	11/01/23	276,047
2,305,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/31	2,990,624
605,000	Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs, Ser A, AGM, AMT	5.00%	04/01/22	624,246
1,350,000	Broward Cnty FL Port Facs Rev Ref Subord Bond, Ser D, AMT	5.00%	09/01/27	1,673,398
250,000	Citizens Property Insurance Corp FL, Ser A1	5.00%	06/01/22	254,010
2,000,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	2,217,735
515,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	522,956
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	1,064,729
275,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	2.50%	05/01/26	278,038
2,000,000	FL Dev Fin Corp Hlthcare Facs Rev Ref Lakeland Regl Hlth Sys	4.00%	11/15/35	2,488,213
4,500,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Green Bond Brightline Passenger Rail Remk, Ser B, AMT (a)	7.38%	01/01/49	4,972,323
1,805,000	FL St Brd of Governors FL Intl Univ Dorm Rev, Ser A, BAM	5.00%	07/01/28	2,313,251
2,090,000	FL St Brd of Governors FL Intl Univ Dorm Rev, Ser A, BAM	5.00%	07/01/31	2,778,745
200,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	225,528
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/29	177,866
310,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/35	345,643
450,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/45	491,184
750,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/55	812,734
1,000,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	5.00%	06/01/51	1,161,320
725,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/37	865,402
825,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/38	982,656
1,615,000	FL St Govtl Util Auth Rev Ref, AGM	4.00%	10/01/39	1,919,316
3,370,000	FL St Muni Pwr Agy Ref, Ser A	5.00%	10/01/31	4,105,556
1,900,000	Fort Myers FL Util Rev Ref Rev, Ser A	4.00%	10/01/44	2,220,347
7,350,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Priority, Subser A, AMT	5.00%	10/01/42	8,942,250
6,000,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev, Ser A, AMT	5.00%	10/01/44	7,572,011
1,000,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	1,096,282
285,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	297,299
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	420,503
495,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/25	585,107
545,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/27	681,750

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,150,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/28	$1,470,608
2,970,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	4.00%	10/01/35	3,562,434
125,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	133,960
1,000,000	Jacksonville FL Hlthcare Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,223,082
3,700,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser A	5.00%	10/01/31	4,533,474
1,000,000	Jacksonville FL Spl Rev Ref Spl Rev, Ser B	5.00%	10/01/28	1,230,993
760,000	Jacksonville FL Spl Rev Ref, Ser A	5.00%	10/01/25	903,874
2,750,000	Jea FL Elec Sys Rev Ref, Ser Three A	5.00%	10/01/34	3,601,487
2,980,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	3,448,274
750,000	Jea FL Wtr & Swr Rev Ref, Ser A	4.00%	10/01/39	909,578
480,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/37	584,833
500,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/38	607,822
500,000	Jea FL Wtr & Swr Rev Subord Ref, Ser A	4.00%	10/01/39	606,386
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth	5.00%	11/15/33	1,422,674
155,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	4.50%	05/01/26	181,804
985,000	Lee Cnty FL Indl Dev Auth Cypress Cove Healthpark FL Inc Memory Care Proj	4.00%	10/01/24	1,018,318
1,000,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/39	1,190,663
1,500,000	Lee Cnty FL Indl Dev Auth Shell Point/Waterside Hlth Proj	5.00%	11/15/44	1,773,375
3,135,000	Martin Cnty FL Hlth Facs Auth Ref Cleveland Clinic Hlth Sys Oblig Grp Hosp Revs, Ser A	4.00%	01/01/46	3,671,055
1,330,000	Mediterra FL S CDD Capital Impt Rev Ref	5.10%	05/01/31	1,371,980
400,000	Miami FL Spl Oblg Prerefunded Ref (a)	5.00%	03/01/30	430,495
100,000	Miami FL Spl Oblg Unrefunded Ref (a)	5.00%	03/01/30	107,366
285,000	Miami World Ctr CDD FL Spl Assmnt	4.00%	11/01/23	294,380
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	312,159
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,335,696
1,015,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/27	1,071,963
3,000,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	3,500,252
2,000,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	2,312,565
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/25	499,823
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/32	646,839
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/37	1,406,936
2,430,000	Miami-Dade Cnty FL Remk, Ser A	5.00%	07/01/43	3,114,206
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,312,221
2,500,000	Miami-Dade Cnty FL Wtr & Swr Rev Ref Sys, Ser B	4.00%	10/01/34	2,964,853
2,130,000	Miami-Dade Cnty FL Wtr & Swr Rev Sys, Ser A	4.00%	10/01/40	2,491,476
6,000,000	Miami-Dade Cnty FL Wtr & Swr Rev, Ser B	4.00%	10/01/44	7,103,979
335,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/24	344,350
800,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	863,357
225,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	247,452
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	410,753
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	764,434
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	386,829
6,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	7,266,452
2,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/39	2,415,398
825,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/31	916,703

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,000,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys	5.00%	08/01/41	$1,108,153
800,000	Palm Beach Cnty FL Hlth Facs Auth Hosp Rev Baptist Hlth S FL Oblig Grp	5.00%	08/15/23	877,439
200,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/32	267,703
685,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/33	912,383
1,645,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/36	2,160,962
6,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (a)	5.88%	01/01/33	8,389,053
125,000	Rhodine Road N CDD FL Spl Assmnt	3.50%	05/01/24	128,894
820,000	Rhodine Road N CDD FL Spl Assmnt	4.50%	05/01/40	907,014
445,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	2.88%	05/01/25	456,467
2,425,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	2,727,602
1,500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/46	1,674,790
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (a)	4.13%	06/15/39	371,125
1,750,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	1,918,938
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	2,478,020
405,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.00%	11/01/24	418,008
2,730,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two, A Proj	5.13%	11/01/34	3,301,406
1,370,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,451,886
500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/29	573,286
1,500,000	Tallahassee FL Energy Sys Rev Energy Sys	5.00%	10/01/30	1,719,859
125,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/27	156,175
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	158,234
200,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/32	262,895
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	327,547
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/34	326,503
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/35	391,130
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	476,759
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	356,707
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	295,929
5,035,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/45	6,295,524
175,000	Timber Creek CDD FL Spl Assmnt Rev (c)	4.13%	11/01/24	181,016
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	110,136
110,000	Villamar CDD FL Spl Assmnt (b)	3.75%	05/01/24	113,343
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	77,551
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	588,809
835,000	Westside FL CDD Spl Assmnt Rev Ref (a)	4.10%	05/01/37	912,510
310,000	WildBlue CDD FL Spl Assmnt (a)	3.50%	06/15/24	320,170
				180,498,988
	Georgia – 3.4%
1,040,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/32	1,396,039
1,090,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/33	1,458,185
1,145,000	Athens GA Hsg Auth Rev Univ of Georgia Proj	5.00%	06/15/34	1,526,656
9,040,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/38	10,695,534
650,000	Atlanta GA Tax Allocation Ref Eastside Proj	5.00%	01/01/30	779,026
3,100,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser A	5.00%	11/01/41	3,873,840
4,400,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser C	4.00%	11/01/37	5,205,067
625,000	De Kalb GA Priv Hosp Auth Children’s Hlthcare of Atlanta, Ser B	4.00%	07/01/37	752,371
315,000	E Point GA Tax Allocation Ref	5.00%	08/01/21	315,000

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$500,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/34	$597,505
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	416,304
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	473,732
1,000,000	Fulton Cnty GA Dev Auth Rev Ref Children’s Hlthcare of Atlanta, Ser C	5.00%	07/01/35	1,302,852
3,775,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	4,111,068
1,050,000	GA St Grp 1, Ser A	5.00%	08/01/27	1,332,508
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	956,686
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	1,133,443
2,525,000	GA St Hsg & Fin Auth Rev SF Mtge, Ser C	3.25%	12/01/33	2,710,212
5,000,000	GA St, Ser A-2	4.00%	02/01/36	5,807,246
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	48,122
5,800,000	Gainesville & Hall Cnty GA Hosp Auth Ref Northeast GA Hlth Sys Inc Proj, Ser A	4.00%	02/15/39	6,939,640
250,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/36	298,968
1,000,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/54	1,168,311
1,000,000	Glynn-Brunswick GA Memorial Hosp Auth Anticipation Ctfs S E GA Hlth Sys Proj	5.00%	08/01/47	1,194,905
985,000	Glynn-Brunswick GA Memorial Hosp Auth Ref Rev Anticipation Ctfs Southeast GA Hlth Sys Proj	4.00%	08/01/37	1,180,235
1,750,000	Madison Cnty GA Sch Dist Ref Capital Impt Proj, COPS	4.00%	05/01/32	2,050,246
175,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	194,059
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,238,595
2,630,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	3,395,558
2,160,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/25	2,551,068
1,170,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/26	1,421,557
3,785,000	Muni Elec Auth of GA Plant Vogtle Units 3 & 4 Proj M Bonds, Ser A, AGM	4.00%	01/01/44	4,369,790
350,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3 & 4 Proj J, Ser A, AGM	4.00%	01/01/39	413,607
320,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3 & 4 Proj J, Ser A, AGM	4.00%	01/01/40	377,188
560,000	Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C	5.25%	10/01/27	591,997
1,175,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/33	1,299,057
500,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj	5.00%	04/01/44	547,852
2,865,000	S Regl GA Jt Dev Auth Rev Ref Valdosta St Univ VSU ASRE GA Reade Hopper LLC	5.00%	08/01/35	3,660,107
				77,784,136
	Guam – 0.1%
400,000	Guam Govt Busn Privilege Tax Rev, Ser B-1	5.00%	01/01/37	407,818
2,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	2,478,814
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	361,292
				3,247,924
	Hawaii – 0.5%
4,980,000	HI St, Ser FG	4.00%	10/01/33	5,813,615
2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	2,777,802

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Hawaii (Continued)
$2,000,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr First Bd Resolution, Ser A	4.00%	07/01/42	$2,338,317
				10,929,734
	Idaho – 0.1%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,156,043
500,000	ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D	5.00%	12/01/33	520,266
				1,676,309
	Illinois – 2.7%
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,375,450
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,258,432
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,253,708
130,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(d)	12/01/22	129,086
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	618,285
5,620,000	Chicago IL Brd of Edu Ref, Ser A	4.00%	12/01/21	5,687,149
1,145,000	Chicago IL Brd of Edu Ref, Ser B	4.00%	12/01/21	1,158,681
500,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/34	651,461
625,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	634,986
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	360,271
600,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	751,416
400,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	458,603
450,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	514,855
185,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	204,078
1,155,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/35	1,257,644
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	623,897
150,000	Chicago IL Ref, Ser C	4.00%	01/01/22	152,347
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	573,608
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	763,542
270,000	Chicago IL Ref, Ser C	5.00%	01/01/38	310,176
285,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/22	283,446
145,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	139,721
125,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/25	117,946
2,060,000	Chicago IL, Ser A	5.00%	01/01/27	2,508,979
1,530,000	Cook Cnty IL Sch Dist #69 Skokie Ref	4.00%	12/01/33	1,824,941
2,425,000	DuPage & Cook Cntys IL Twp High Sch Dist #86 Hinsdale	4.00%	01/15/36	2,823,109
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	559,298
235,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	245,392
305,000	IL St	5.00%	05/01/23	329,977
240,000	IL St	5.00%	05/01/24	270,102
125,000	IL St	5.00%	06/01/27	149,813
325,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/33	419,490
600,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/34	772,351
970,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/35	1,246,574
300,000	IL St Fin Auth Acad Facs Lease Rev Univ of Illinois at Urbana-Champaign Proj, Ser A	5.00%	10/01/36	384,743
1,000,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A	5.00%	09/01/39	1,138,380
500,000	IL St Fin Auth Rev Loc Govt Prog E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	639,214
845,000	IL St Fin Auth Rev Ref Mercy Hlth Sys Oblig Grp	5.00%	12/01/33	1,019,877

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$35,000	IL St Fin Auth Rev Ref Presbyterian Homes Oblig Grp, Ser A	5.00%	11/01/24	$40,132
1,010,000	IL St Fin Auth Rev Sthrn IL Hlthcare, Ser A	5.00%	03/01/47	1,209,259
500,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	598,461
95,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	112,904
465,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	551,463
320,000	IL St Ref	4.00%	08/01/25	331,448
115,000	IL St Ref, Ser B	5.00%	10/01/24	131,404
510,000	IL St, Ser A	4.00%	01/01/25	517,789
1,500,000	IL St, Ser A	5.00%	12/01/26	1,827,718
1,250,000	IL St, Ser A	4.00%	03/01/38	1,500,902
1,000,000	IL St, Ser A	4.00%	03/01/39	1,197,708
6,200,000	IL St, Ser C	5.00%	11/01/29	7,625,805
1,250,000	IL St, Ser D	5.00%	11/01/23	1,380,065
1,005,000	IL St, Ser D	5.00%	11/01/24	1,151,760
325,000	IL St, Ser D	5.00%	11/01/26	395,273
1,500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	5.00%	01/01/39	1,562,520
3,635,000	Morton Grove-Niles Wtr Commn IL Wtr, Ser A	5.00%	12/01/41	4,503,647
1,000,000	Piatt Champaign & De Witt Cntys IL Cmnty Unit Sch Dist #25 Ref, Ser B, BAM	5.00%	11/01/33	1,225,414
145,000	Railsplitter IL Tobacco Stlmt Auth	5.00%	06/01/26	176,170
690,000	Railsplitter IL Tobacco Stlmt Auth	5.00%	06/01/27	833,956
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	784,835
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	124,006
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	142,797
1,560,000	Woodford Mclean & Livingston Cntys IL Cmnty United Sch Dist, Ser B, BAM	4.00%	11/01/36	1,858,024
				63,394,488
	Indiana – 1.8%
1,370,000	Anderson IN Mf Rev Sweet Galilee at the Wigwam Proj, Ser A	5.38%	01/01/40	1,459,881
1,920,000	Carmel IN Loc Pub Impt Bond Bank Multipurpose, Ser 2016	5.00%	07/15/34	2,320,336
1,425,000	Carmel IN Loc Pub Impt Bond Bank Spl Prog Wtrwks	5.00%	06/01/26	1,725,259
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	1,039,374
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	263,717
930,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	1,067,482
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,522,737
700,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (c)	5.25%	07/01/28	814,230
1,000,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (c)	5.88%	07/01/38	1,163,302
460,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	5.75%	11/15/28	500,887
55,000	IN St Fin Auth Rev Greencroft Oblig Grp, Ser A	6.00%	11/15/28	60,195
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	620,287
3,200,000	IN St Fin Auth Rev Ref BHI Sr Living, Ser A	4.00%	11/15/41	3,767,615
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	329,408
6,000,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	7,238,101
1,050,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	1,289,939
5,000,000	IN St Muni Pwr Agy, Ser A	4.00%	01/01/39	5,921,936
1,100,000	Indianapolis IN Loc Pub Impt Bond Bank Ref Cityway 1 Proj, Ser B	5.00%	02/01/33	1,224,287
800,000	Indianapolis IN Loc Pub Impt Bond Bank Ref Cityway 1 Proj, Ser B	5.00%	02/01/34	889,915

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$550,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/30	$661,062
450,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/31	539,126
400,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/32	478,300
500,000	NW Hendricks IN Multi-Bldg Corp	4.00%	07/15/33	596,628
1,700,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	1,760,552
1,025,000	Westfield Washington IN Multi Sch Bldg Corp Rev	4.00%	07/15/31	1,234,724
765,000	Westfield Washington IN Multi Sch Bldg Corp Rev	4.00%	07/15/33	909,198
600,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/31	708,106
330,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/33	385,095
700,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/35	813,351
				41,305,030
	Iowa – 0.5%
1,000,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/33	1,253,730
720,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/34	900,391
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,556,948
5,000,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	6,047,448
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	5.00%	06/01/32	272,022
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/35	370,450
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/38	244,097
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	364,927
				12,010,013
	Kansas – 0.8%
1,450,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	1,469,906
4,210,000	Johnson & Miami Cntys KS Unif Sch Dist #230 Spring Hill, Ser A	5.00%	09/01/35	5,303,602
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,492,433
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,767,909
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	584,869
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	729,060
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	668,762
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	579,920
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	607,832
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	693,421
1,045,000	Lenexa KS Hlthcare Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,214,994
2,800,000	Sedgwick Cnty KS Unif Sch Dist #260 Ref & Sch Bldg, Ser B	4.00%	10/01/38	3,181,722
475,000	Wyandotte Cnty Kansas City KS Unif Govt Util Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	541,230
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	5.00%	09/01/32	187,146
				19,022,806
	Kentucky – 2.3%
2,350,000	Bowling Green KY Wtr & Swr Rev, AGM	4.00%	06/01/32	2,713,270
1,000,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/25	1,164,812
500,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/39	599,714
1,260,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/40	1,508,098
3,755,000	KY Bond Dev Corp Indl Bldg Rev KY Commns Network Auth Proj, BAM	5.00%	09/01/38	4,842,982
3,500,000	KY Bond Dev Corp Indl Bldg Rev KY Commns Network Auth Proj, BAM	5.00%	09/01/49	4,385,046
145,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/28	181,309
275,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/36	335,554
3,000,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/41	3,628,092

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, NATL-RE	(d)	10/01/25	$151,244
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	738,537
730,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/35	933,229
895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	1,141,380
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/22	314,363
5,395,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	6,000,329
12,530,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	14,933,379
1,580,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	1,778,793
440,000	KY St Univ Proj, BAM, COPS	4.00%	11/01/46	516,741
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	5.00%	10/01/38	1,274,678
500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/40	584,802
3,315,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	3,998,689
550,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/31	662,911
90,000	Warren Cnty KY Hosp Rev Ref Bowling Green Warren Cnty Cmnty Hosp Corp	5.00%	04/01/23	95,143
				52,483,095
	Louisiana – 1.5%
1,260,000	E Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/35	1,533,604
1,520,000	E Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/36	1,841,572
2,530,000	E Baton Rouge Parish LA Capital Impts Dist Movebr Sales, Ser T	4.00%	08/01/38	3,037,965
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,211,371
2,000,000	LA Pub Facs Auth Rev Var Ref Ochsner Clinic Fdtn Proj, Ser B (Mandatory put 05/15/25)	5.00%	05/15/50	2,341,711
3,880,000	LA St	4.00%	05/01/33	4,367,012
3,000,000	LA St	4.00%	05/01/35	3,367,131
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	306,976
1,135,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev City of Gretna Pub Impt Bonds	4.00%	02/01/38	1,352,246
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	2,063,075
380,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/31	414,190
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	916,264
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/29	911,163
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	241,260
1,160,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	1,328,679
1,305,000	New Orleans LA Wtr Rev	5.00%	12/01/34	1,562,920
1,050,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/28	1,214,798
625,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser A, AGM	5.00%	12/01/32	802,420
700,000	Shreveport LA Wtr & Swr Rev, Ser A, AGM	4.00%	12/01/41	801,966
1,650,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,895,253
2,000,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/33	2,436,124
				33,947,700
	Maryland – 1.3%
2,375,000	Anne Arundel Cnty MD Consldtd Wtr & Swr Bond	5.00%	10/01/26	2,934,548

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$3,775,000	Baltimore Cnty MD Consol Pub Impt	5.00%	03/01/33	$4,903,952
565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	664,364
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	762,986
600,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/33	712,340
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	811,915
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	767,699
700,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/38	823,983
1,120,000	Baltimore MD Rev Ref Sr, Ser B	5.00%	07/01/33	1,290,170
1,000,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	1,134,703
100,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.75%	06/01/24	103,222
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.80%	06/01/25	130,404
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.85%	06/01/26	142,293
1,000,000	Gaithersburg MD Econ Dev Rev Ref Proj Asbury MD Oblig Grp, Ser A	4.50%	01/01/25	1,123,825
325,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/25	370,620
550,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/36	657,448
500,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	4.00%	07/01/40	583,797
1,650,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	5.00%	07/01/55	2,030,001
650,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj	5.00%	07/01/56	805,435
600,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	648,275
2,490,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,939,460
500,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlthcare Oblig Grp, Ser A	5.50%	01/01/26	607,857
555,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Adventist Hlthcare	4.00%	01/01/27	653,942
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/30	980,525
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth System, Ser A	5.00%	07/01/32	1,218,870
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	303,708
225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	272,444
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	885,505
790,000	MD St Ref, Ser B	5.00%	08/01/24	905,257
				30,169,548
	Massachusetts – 0.7%
925,000	Ludlow MA	4.00%	02/01/32	1,085,901
960,000	Ludlow MA	4.00%	02/01/33	1,126,869
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	2,634,161
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	288,758
2,000,000	MA St Port Auth Spl Facs Rev Ref Bosfuel Proj, Ser A, AMT	5.00%	07/01/33	2,568,133
2,500,000	MA St Sch Bldg Auth Sales Tax Rev Ref Sr, Ser A	5.00%	08/15/30	2,627,557
4,250,000	MA St Wtr Res Auth, Ser B	5.00%	08/01/36	5,539,729
				15,871,108
	Michigan – 3.6%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	269,749
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	561,823
250,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/30	298,570
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/32	177,781

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$155,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/36	$181,829
100,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/37	117,007
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/38	175,149
525,000	Grand Rapids MI Santn Swr Sys Rev Ref	5.00%	01/01/45	672,211
735,000	Grand Traverse Cnty MI Hosp Fin Auth Munson Hlthcare Oblig Grp, Ser A	5.00%	07/01/44	907,233
1,500,000	Grand Traverse Cnty MI Hosp Fin Auth Ref Munson Hlthcare Oblig Grp	5.00%	07/01/33	2,029,143
1,510,000	Grand Traverse Cnty MI Hosp Fin Auth Ref Munson Hlthcare Oblig Grp	5.00%	07/01/34	2,032,202
1,125,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/28	1,374,091
575,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	576,975
1,000,000	Marquette MI Brd of Light & Pwr Elec Util Sys Rev Ref, Ser A	5.00%	07/01/29	1,213,904
1,225,000	MI St Bldg Auth Rev Ref, Ser I	5.00%	10/15/30	1,492,145
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	959,871
4,465,000	MI St Fin Auth Rev Che Trinity Hlth Credit Grp Ref Remk, Ser 2013-5	4.00%	12/01/40	5,362,961
325,000	MI St Fin Auth Rev Loc Govt Loan Prog Great Lakes Wtr Auth Ref, Ser C	5.00%	07/01/27	382,808
2,000,000	MI St Fin Auth Rev Multi Modal Mclaren Hlthcare, Ser A	4.00%	02/15/50	2,333,091
1,200,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/23	1,308,088
2,895,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/24	3,285,322
2,460,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/29	2,800,143
750,000	MI St Fin Auth Rev Ref Beaumont Hlth Credit Grp	5.00%	08/01/32	852,403
4,050,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	4,622,158
2,565,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	2,923,802
7,905,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	5.00%	11/15/41	9,519,670
2,500,000	MI St Fin Auth Rev Ref Hosp Trinity Hlth Credit Grp, Ser A-MI	5.00%	12/01/47	2,663,888
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,166,839
500,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog, Ser F1	3.80%	10/01/22	514,177
125,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog, Ser F1	3.88%	10/01/23	131,684
145,000	MI St Fin Auth Rev Ref Trinity Hlth Corp, Ser 2016MI	5.00%	12/01/33	175,701
565,000	MI St Hosp Fin Auth Ref Ascenion Sr Credit Remk, Ser F7	5.00%	11/15/47	681,700
1,000,000	MI St Hosp Fin Auth Ref Ascension Hlth Sr Cr Grp Remk, Ser F-4	5.00%	11/15/47	1,280,427
1,000,000	MI St Univ Revs Brd of Trustees, Ser B	5.00%	02/15/34	1,282,989
1,000,000	MI St Univ Revs Brd of Trustees, Ser B	4.00%	02/15/44	1,174,560
12,575,000	MI St Univ Revs Ref, Ser C	4.00%	02/15/44	14,907,017
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	844,748
1,990,000	Utica MI Cmnty Schs Ref Sch Bldg & Site	5.00%	05/01/31	2,393,774
1,350,000	Walled Lake MI Consol Sch Dist	5.00%	05/01/38	1,797,995
2,800,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	3,343,393
1,445,000	Wayne Cnty MI Arpt Auth Rev, Ser B, AMT	5.00%	12/01/36	1,929,625
1,595,000	Wayne Cnty MI Arpt Auth Rev, Ser B, AMT	5.00%	12/01/38	2,117,735
				82,836,381
	Minnesota – 0.3%
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	449,339
580,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	682,919

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota (Continued)
$500,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	$587,870
3,420,000	Saint Paul MN Hsg & Redev Auth Hlthcare Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/33	4,016,668
500,000	Saint Paul Park MN Sr Hsg & Hlthcare Rev Ref Presbyterian Homes Bloomington Proj	3.00%	09/01/24	526,491
400,000	Saint Paul Park MN Sr Hsg & Hlthcare Rev Ref Presbyterian Homes Bloomington Proj	3.13%	09/01/25	421,331
				6,684,618
	Mississippi – 0.2%
2,000,000	MS St, Ser A	5.00%	11/01/33	2,450,608
985,000	MS St, Ser B	5.00%	12/01/32	1,210,968
500,000	W Rankin MS Util Auth Rev, AGM	5.00%	01/01/32	574,937
1,215,000	W Rankin MS Util Auth Rev, AGM	5.00%	01/01/33	1,397,461
				5,633,974
	Missouri – 0.8%
285,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/30	334,456
300,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/31	350,616
220,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/22	233,349
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	807,224
1,670,000	Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth System	5.00%	02/15/26	1,844,950
3,385,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intrnl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/37	4,251,923
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	251,753
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	473,527
1,000,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/38	1,104,294
3,000,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Ref, Ser A	5.00%	12/01/40	3,592,410
440,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/36	534,911
410,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/41	491,339
1,200,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Coxhealth, Ser A	5.00%	11/15/32	1,381,636
750,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	5.00%	02/15/32	958,220
710,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	4.00%	02/15/39	833,533
160,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	171,055
245,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/25	271,973
1,040,000	Saint Louis MO Muni Fin Corp Sales Tax Leasehold Rev Ref	5.00%	02/15/28	1,236,145
				19,123,314
	Montana – 0.5%
1,080,000	MT St Fac Fin Auth Hlthcare Facs Rev Montana Children’s Home and Hosp Proj, Ser A	4.00%	07/01/35	1,244,302
2,395,000	MT St Fac Fin Auth Hlthcare Facs Rev Montana Children’s Home and Hosp Proj, Ser A	4.00%	07/01/40	2,725,536
770,000	MT St Fac Fin Auth Hlthcare Facs Rev Montana Children’s Home and Hosp Proj, Ser B	5.00%	07/01/31	1,026,057
1,105,000	MT St Fac Fin Auth Hlthcare Facs Rev Montana Children’s Home and Hosp Proj, Ser B	5.00%	07/01/32	1,467,828
1,165,000	MT St Fac Fin Auth Hlthcare Facs Rev Montana Children’s Home and Hosp Proj, Ser B	5.00%	07/01/33	1,542,472

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Montana (Continued)
$740,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/25	$856,114
130,000	MT St Fac Fin Auth Rev Ref	5.00%	02/15/29	157,890
2,000,000	MT St Fac Fin Auth Rev Ref Scl Hlth Sys, Ser A	4.00%	01/01/36	2,417,401
				11,437,600
	Nebraska – 0.4%
1,745,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/27	1,833,988
300,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	335,129
5,870,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/29	7,538,380
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	593,542
				10,301,039
	Nevada – 0.5%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	918,236
1,685,000	Clark Cnty NV Detention Ctr	4.00%	06/01/35	2,030,091
975,000	Clark Cnty NV Impt Dist Ref Spl Loc Impt #151	4.50%	08/01/23	1,031,470
2,000,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A	5.00%	06/15/29	2,477,673
275,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A, BAM	5.00%	06/15/30	340,565
385,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/22	397,868
120,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.50%	06/01/24	126,917
145,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	157,049
180,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	197,744
250,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	277,399
335,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A (a)	5.00%	07/15/27	380,631
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	369,356
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	1,163,775
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	335,529
825,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (a)	2.50%	06/15/24	841,147
				11,045,450
	New Hampshire – 0.2%
1,000,000	Natl Fin Auth NH Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj, Ser A-1, AMT (Mandatory put 07/01/24)	2.15%	09/01/25	1,049,866
2,740,000	NH St Hlth & Edu Facs Auth Rev Concord Hosp Trust	5.00%	10/01/42	3,322,733
				4,372,599
	New Jersey – 2.0%
1,345,000	Middlesex Cnty NJ Ref Civic Square IV Redev, COPS	5.00%	10/15/31	1,567,329
2,000,000	NJ St COVID-19 Go Emergency Bonds, Ser A	5.00%	06/01/28	2,574,913
1,500,000	NJ St COVID-19 Go Emergency Bonds, Ser A	5.00%	06/01/29	1,977,510
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref, Subser A, BAM	5.00%	07/01/28	560,274
500,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	545,672
350,000	NJ St Econ Dev Auth Rev Self Designated Social Bonds, Ser QQQ	4.00%	06/15/35	424,487
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	569,900
1,000,000	NJ St Hlthcare Facs Fing Auth Rev Ref Hackensack Meridian Hlth, Ser A	5.00%	07/01/24	1,138,583
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(d)	12/15/25	1,240,426
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/28	197,676
1,750,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/28	2,238,590
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	632,763
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transptrn Sys, Ser A	5.00%	12/15/26	3,719,542

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$400,000	NJ St Transprtn Trust Fund Auth Transprtn Prog, Ser AA	4.00%	06/15/27	$413,155
1,400,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.25%	12/15/23	1,565,152
105,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.00%	12/15/24	121,150
220,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/31	278,348
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/33	1,264,594
2,465,000	NJ St Turnpike Auth Turnpike Rev Ref, Ser G	4.00%	01/01/43	2,868,049
2,000,000	NJ St Turnpike Auth Turnpike Rev, Ser A	4.00%	01/01/42	2,422,403
823,713	Prospect Park NJ, BANS	2.00%	11/10/21	827,351
500,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/27	625,333
1,750,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/34	2,187,538
1,850,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/37	2,296,291
5,505,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.25%	06/01/46	6,783,595
6,010,000	Tobacco Stlmt Fing Corp NJ Ref, Subser B	5.00%	06/01/46	7,188,959
				46,229,583
	New Mexico – 0.5%
325,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/32	393,851
500,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/35	600,959
400,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/36	479,904
265,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/31	355,253
185,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/32	247,226
290,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/33	386,276
1,500,000	Farmington NM Poll Control Rev Ref Pub Svc NM San Juan Remk, Ser E (Mandatory put 06/01/24)	1.15%	06/01/40	1,531,615
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/33	671,839
375,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/34	444,504
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/35	354,981
450,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.00%	10/01/23	460,220
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.20%	10/01/24	243,533
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	258,443
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	273,207
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	288,059
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	409,042
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	1,068,041
1,000,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/33	1,194,274
1,360,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/34	1,618,951
520,000	Santa Fe NM Retmnt Fac Rev El Castillo Retmnt Proj, Ser A	5.00%	05/15/34	600,831
				11,881,009
	New York – 5.7%
460,000	Buffalo NY Muni Wtr Fin Auth, Ser A, AGM	4.00%	07/01/49	525,807
715,000	Hempstead Town NY Loc Dev Corp Rev Ref Hofstra Univ Proj, Ser A	4.00%	07/01/40	882,033
175,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/38	230,747
500,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	4.00%	09/01/39	607,865
2,150,000	Met Transprtn Auth NY Rev Ref Transptrn, Subser C-1	5.00%	11/15/34	2,509,676
4,000,000	Met Transprtn Auth NY Rev Transptrn, Subser D-1	5.00%	11/15/39	4,496,145
1,500,000	Met Transprtn Auth NY Rev, Ser A-2S, BANS	4.00%	02/01/22	1,527,850
3,200,000	Met Transprtn Auth NY Rev, Ser B-1, BANS	5.00%	05/15/22	3,319,606
840,000	Monroe Cnty NY Indl Dev Corp Rev Ref Nazareth Clg of Rochester Proj, Ser A	5.00%	10/01/23	923,341

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$2,500,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser BB-1	5.00%	06/15/49	$3,225,405
3,550,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser DD-1	4.00%	06/15/37	4,215,444
915,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution Fiscal 2018, Ser FF	5.00%	06/15/39	1,159,757
5,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Ser GG	5.00%	06/15/39	5,838,232
4,285,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser CC-1	4.00%	06/15/33	5,011,235
2,450,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Subord, Subser FF-2	4.00%	06/15/41	2,916,415
250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref Wtr And Swr Sys Second General Resolution, Ser BB2	4.00%	06/15/42	302,568
1,000,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Sub Fiscal 2016, Ser A-1	5.00%	08/01/37	1,173,876
1,500,000	New York City NY Transitional Fin Auth Rev Future Tax Sub, Subser E-1	5.00%	02/01/37	1,786,132
1,350,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A, Subser E-1	5.00%	02/01/36	1,651,343
5,415,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 1999, Ser A, Subser E-1	5.00%	02/01/40	6,612,444
6,000,000	New York City NY Transitional Fin Auth Rev Subord Future Tax Secured, Ser C-1	4.00%	11/01/40	7,155,805
2,500,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-3	4.00%	05/01/41	2,974,984
2,055,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-3	4.00%	05/01/43	2,435,765
1,660,000	Niagara Cnty NY Tobacco Asset Securitization Corp Tobacco as Ref Asset Bkd Bds	5.00%	05/15/23	1,800,991
10,400,000	NY NY Adj Fiscal 2020, Subser B-3 (e)	0.13%	10/01/46	10,400,000
3,300,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/35	4,017,608
415,000	NY NY Fiscal 2020, Ser B-1	4.00%	10/01/37	500,324
3,750,000	NY NY, Ser A, Subser A-1	4.00%	08/01/38	4,493,486
2,750,000	NY NY, Ser D-1	4.00%	03/01/42	3,280,336
3,500,000	NY NY, Ser D-1	4.00%	03/01/44	4,156,200
1,015,000	NY NY, Subser F-1	5.00%	04/01/36	1,267,455
300,000	NY St Dorm Auth Revs Non St Supported Debt Ref Orange Regl Med Ctr (a)	5.00%	12/01/25	357,084
475,000	NY St Dorm Auth Revs Non St Supported Debt, Ser A, AGM	4.00%	10/01/35	577,057
2,850,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser E	5.00%	03/15/34	3,367,727
1,000,000	NY St Dorm Auth St Personal Income Tax Rev, Ser B	5.00%	03/15/30	1,030,371
1,600,000	NY St Mtge Agy Homeowner Mtge Rev Var, Ser 142, AMT (e)	0.03%	10/01/37	1,600,000
2,500,000	NY St Thruway Auth Gen Rev Junior Indebtedness Oblig Subord, Ser B	4.00%	01/01/50	2,940,923
2,000,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc Laguardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	2,431,313
2,720,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc Laguardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	3,545,512
200,000	NY St Urban Dev Corp Rev Ref St Personal Income Tax Rev, Ser C	5.00%	03/15/44	258,899
2,150,000	Onondaga Cnty NY Trust Cultural Res Rev Ref Syracuse Univ Proj	5.00%	12/01/40	2,809,572
500,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	5.00%	09/01/23	549,529
465,000	Port Auth of NY & NJ NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	525,964
5,000,000	Port Auth of NY & NJ NY Ref Consol, Ser 198	5.25%	11/15/56	6,099,829

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$8,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo, Subser B	5.00%	06/01/45	$8,921,792
4,475,000	Util Debt Securitization Auth NY Restructuring Bonds Ref	5.00%	12/15/33	5,356,694
400,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	4.00%	10/15/29	450,194
				132,221,335
	North Carolina – 0.9%
250,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/29	329,807
375,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/30	505,433
575,000	Charlotte-Mecklenburg NC Hosp Auth Hlthcare Sys Rev Ref Carolinas Hlthcare Sys, Ser A	5.00%	01/15/34	678,298
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	903,601
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,598,898
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,180,111
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	504,874
775,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/29	999,616
900,000	NC St Capital Facs Fin Agy Stdt Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	1,050,409
3,700,000	NC St Med Care Commn Hlthcare Facs Rev Rex Hlthcare, Ser A	4.00%	07/01/49	4,284,320
1,270,000	NC St Med Care Commn Hlthcare Facs Rev the Presbyterian Homes Oblig Grp, Ser A	5.00%	10/01/45	1,552,673
1,500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/50	1,706,842
630,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/29	701,214
470,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/32	520,427
750,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/37	826,701
500,000	NC St Med Care Commn Retmnt Facs Rev Ref United Methodist Retmnt Homes, Ser A	5.00%	10/01/47	547,053
3,000,000	NC St Turnpike Auth Ref Sr Lien, AGM	5.00%	01/01/38	3,781,093
				21,671,370
	Ohio – 4.0%
750,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/35	909,033
900,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/36	1,089,518
2,410,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/29	3,058,845
2,600,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/42	3,192,476
100,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/38	118,572
195,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/39	230,662
11,900,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	14,005,814
1,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser A-2, Class 1	5.00%	06/01/27	1,249,510
2,850,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	3,425,111
135,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/30	167,075
1,500,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/31	1,850,809
1,000,000	Butler Cnty OH Hosp Facs Ref UC Hlth	5.00%	11/15/32	1,231,049
370,000	Butler Cnty OH Port Auth Econdev Lease Rev Ref Cmnty First Solutions Oblg Grp Proj, Ser A	4.00%	05/15/46	433,963
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,109,586
80,000	Cleveland OH Pub Pwr Sys Rev Prerefunded Ref Ser A, AGM	5.00%	11/15/24	92,532

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$1,000,000	Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM	4.00%	11/15/37	$1,196,385
420,000	Cleveland OH Pub Pwr Sys Rev Unrefunded Ref Ser A, AGM	5.00%	11/15/24	484,186
1,255,000	Columbus OH Swr Rev Ref Sys	5.00%	06/01/26	1,450,996
1,485,000	Cuyahoga Falls OH City Sch Dist, BAM	4.00%	12/01/51	1,728,571
650,000	Franklin Cnty OH Convention Facs Auth Hotel Proj Rev Grtr Columbus Convention Cntr Hotel Exp Proj	5.00%	12/01/37	803,793
3,450,000	Franklin Cnty OH Rev, Ser A	4.00%	12/01/44	4,099,877
700,000	Hamilton Cnty OH Hlthcare Facs Rev Christ Hosp Proj	5.25%	06/01/27	724,369
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	409,849
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	329,510
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	499,194
2,100,000	Hamilton Cnty OH Hosp Facs Rev UC Hlth	4.00%	09/15/50	2,438,637
1,000,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 02/01/25)	5.00%	08/01/49	1,151,478
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,223,129
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,270,689
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,789,036
575,000	Miamisburg OH City Sch Dist Ref	5.00%	12/01/35	683,323
400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	492,053
655,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	797,963
600,000	NE OH Med Univ Gen Recpts Ref, Ser A	4.00%	12/01/35	711,100
5,250,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	6,190,824
1,000,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	1,047,113
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,492,398
1,000,000	OH St Hgr Edu, Ser A	5.00%	05/01/33	1,170,629
1,000,000	OH St Hgr Eductnl Fac Commn Denison Univ Proj	5.00%	11/01/38	1,269,802
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	1,180,090
700,000	OH St Hgr Eductnl Fac Commn Ref Univ of Dayton 2020 Proj	5.00%	02/01/35	905,141
150,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/33	194,532
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	419,199
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	593,059
2,000,000	OH St Spl Oblig, Ser A-2	5.00%	04/01/30	2,319,331
1,880,000	OH St Univ Gen Recpts Spl Purp, Ser A	5.00%	06/01/28	2,040,081
1,000,000	OH St Wtr Dev Auth Rev Wtr Dev Fresh Wtr, Ser A	5.00%	12/01/21	1,016,243
500,000	OH St Wtr Dev Auth Wtr Poll Control Rev, Ser B	5.00%	12/01/26	621,319
2,500,000	OH St, Ser T	5.00%	05/01/32	3,119,945
6,325,000	Ross Cnty OH Hosp Rev Ref Adena Hlth Sys Oblig Grp Proj	5.00%	12/01/39	8,015,354
2,000,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (a)	6.50%	12/01/30	2,357,006
1,800,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (a)	7.00%	12/01/42	2,103,467
				93,504,226
	Oklahoma – 0.7%
900,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	933,078
750,000	OK St Dev Fin Auth Hlth Sys Rev OU Medicine Proj, Ser B	5.25%	08/15/48	921,911

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oklahoma (Continued)
$3,000,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (a)	7.25%	09/01/51	$3,684,122
2,815,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/34	3,523,566
1,040,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/47	1,274,323
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/25	1,182,487
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,219,565
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,177,418
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	297,548
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,277,269
				15,491,287
	Oregon – 1.4%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	558,626
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	188,051
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	283,009
1,500,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/35	1,984,969
1,000,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/36	1,319,877
1,080,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/45	1,395,359
4,000,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/34	4,912,111
2,035,000	OR St Dept of Admin Svcs Lottery Rev, Ser A	5.00%	04/01/35	2,495,462
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,263,421
500,000	Oregon City OR	4.00%	06/01/37	583,558
1,060,000	Oregon City OR	4.00%	06/01/38	1,234,875
2,450,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/37	3,111,939
2,350,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	2,839,518
2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,944,297
4,925,000	Tri-Cnty OR Met Transprtn Dist, Ser A, GARVEE	5.00%	10/01/31	6,116,745
1,775,000	Yamhill Cnty OR Hosp Auth Ref Friendsview, Ser A	5.00%	11/15/56	2,080,559
				33,312,376
	Pennsylvania – 7.1%
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	1,874,929
1,200,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/32	1,559,570
505,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/34	652,476
2,300,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	2,755,102
7,070,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	8,429,091
900,000	Armstrong PA Sch Dist Ref, Ser A, BAM	5.00%	03/15/31	1,165,774
1,055,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/36	1,265,571
500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	598,285
460,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	547,454
735,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/38	857,595

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	$1,211,924
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,352,457
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	473,225
765,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	826,354
2,000,000	Cmwlth Fing Auth PA Ref of 2020, Ser A, BAM	5.00%	06/01/31	2,674,058
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/25	1,172,379
410,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/26	496,390
500,000	Colonial PA Sch Dist	5.00%	02/15/36	580,174
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	355,376
270,000	Conestoga Vly PA Sch Dist	4.00%	02/01/31	318,890
300,000	Conestoga Vly PA Sch Dist	4.00%	02/01/32	352,593
50,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	57,877
65,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	75,240
1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	1,321,431
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,154,391
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,910,503
250,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	281,656
635,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	707,954
490,000	Dauphin Cnty PA Gen Auth Hlth sys Rev Ref Pinnacle Hlth Sys Proj, Ser A	5.00%	06/01/29	594,606
1,165,000	Dover PA Area Sch Dist, BAM	4.00%	04/01/32	1,347,969
100,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/32	123,688
115,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/33	141,866
245,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/34	301,462
290,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/35	356,356
1,910,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/27	2,247,405
715,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	837,801
770,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	899,384
760,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/31	909,050
1,110,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/32	1,323,547
515,000	Hermitage PA Muni Auth Ref, Ser C	4.00%	02/01/33	612,472
1,730,000	Kiski Vly PA Wtr Poll Control Auth Ref, AGM	4.00%	09/01/42	1,904,843
930,000	Kutztown PA Area Sch Dist, AGM	4.00%	03/15/35	1,117,401
655,000	Kutztown PA Area Sch Dist, AGM	4.00%	03/15/36	784,156
480,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/30	560,749
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,278,122
750,000	Lancaster Cnty PA Hosp Auth Ref, St Annes Retmnt Cmnty Inc Proj	5.00%	03/01/45	860,523
1,000,000	Lancaster Cnty PA Hosp Auth Ref, St Annes Retmnt Cmnty Inc Proj	5.00%	03/01/50	1,144,539
1,355,000	Lancaster PA Swr Auth Ref	5.00%	04/01/27	1,681,248
860,000	Lancaster PA Swr Auth Ref	4.00%	04/01/30	1,047,417
750,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	829,204
2,415,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/51	2,661,974

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$405,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/29	$475,855
420,000	Lebanon PA Auth Swr Rev Ref Green Bond, BAM	4.00%	12/15/30	492,305
1,550,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/36	1,825,307
1,090,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/38	1,278,488
500,000	Middletown PA Sch Dist, Ser A	5.00%	03/01/28	514,326
300,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/35	358,555
550,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/36	653,004
610,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/38	720,800
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/34	1,192,890
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/35	1,190,997
50,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/29	51,942
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	570,989
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	114,071
200,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	227,819
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	676,569
140,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	163,908
225,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/26	271,101
540,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	634,457
1,800,000	Northampton Cnty PA Gen Purp Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	2,180,394
500,000	PA St 2nd, Ser CR, AGM	4.00%	09/15/31	582,613
50,000	PA St Econ Dev Fin Auth Rev UPMC Rev, Ser B	4.00%	03/15/40	55,543
2,000,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Repub Svcs Inc Proj Remk, Ser B-1, AMT (Mandatory put 10/15/21)	0.20%	04/01/49	2,000,149
1,000,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/25	1,175,121
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,320,776
3,000,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	3,250,752
5,000,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 125B, Non AMT	3.70%	10/01/47	5,375,132
5,455,000	PA St Hsg Fin Agy SF Mtge Rev, Ser 127B	3.55%	10/01/33	5,716,388
565,000	PA St Turnpike Commn Turnpike Rev Conv Cap Apprec, Subser E	6.38%	12/01/38	752,269
1,000,000	PA St Turnpike Commn Turnpike Rev Ref	5.00%	12/01/33	1,153,357
4,940,000	PA St Turnpike Commn Turnpike Rev Ref Sub Mtr License Fund, 2nd Ser	5.00%	12/01/41	6,086,503
2,500,000	PA St Turnpike Commn Turnpike Rev Ref, Subser B	5.00%	06/01/36	2,983,807
3,405,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A	4.00%	12/01/50	4,020,848
550,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	652,679
2,000,000	PA St Turnpike Commn Turnpike Rev Subord, Ser B	4.00%	12/01/46	2,409,032
3,250,000	PA St Turnpike Commn Turnpike Rev Subord, Ser B	4.00%	12/01/51	3,895,162
200,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/34	242,452
300,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/35	365,417
600,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/36	728,464
1,200,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/38	1,465,077
750,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/40	911,322
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	770,131
375,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/50	458,993
1,000,000	Philadelphia PA Auth for Indl Dev City Svc Agreement Rev	5.00%	05/01/35	1,249,588
1,000,000	Philadelphia PA Auth for Indl Dev City Svc Agreement Rev, BAM	5.00%	05/01/30	1,273,348
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	339,797
1,625,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/29	1,908,253

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/29	$1,215,028
455,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/32	551,296
2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	2,416,522
5,235,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 15th Ser	5.00%	08/01/42	6,346,403
3,355,000	Philadelphia PA Ref, AGM	5.00%	08/01/30	4,175,686
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/26	611,210
500,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	628,798
225,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	282,959
750,000	Philadelphia PA Ref, Ser A	5.25%	07/15/28	839,044
1,250,000	Philadelphia PA Sch Dist, Ser A	5.00%	09/01/38	1,561,481
500,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.00%	11/01/36	671,209
1,500,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.00%	11/01/45	1,941,514
100,000	Philadelphia PA, Ser B	5.00%	02/01/28	127,220
2,245,000	Philadelphia PA, Ser B	5.00%	02/01/36	2,886,551
1,275,000	Philadelphia PA, Ser B	5.00%	02/01/39	1,620,517
3,260,000	Philadelphia PA, Ser B, BAM	5.00%	02/01/34	4,225,609
1,885,000	Pittsburgh PA Sch Dist, Ser A, AGM	4.00%	09/01/34	2,260,534
310,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/31	417,520
300,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/32	402,799
400,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/33	535,273
205,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/34	273,477
1,835,000	Scranton PA Sch Dist	4.00%	12/01/42	2,144,379
405,000	Southcentrl PA General Auth Rev Ref Hanover Hosp Inc	5.00%	12/01/23	447,943
390,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/31	470,920
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/34	299,338
300,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/35	358,560
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/36	297,988
200,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/39	240,918
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/40	360,731
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/42	359,024
245,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/43	292,696
105,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/28	125,363
135,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/29	163,534
215,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/36	254,930
1,970,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/42	2,290,618
				165,428,843
	Puerto Rico – 0.7%
9,023,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	10,018,712
429,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	393,883
3,092,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/29	2,704,448
2,753,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/31	2,227,121

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico (Continued)
$963,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2 Converted	4.33%	07/01/40	$1,096,818
				16,440,982
	Rhode Island – 0.3%
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	189,913
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	401,998
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	287,649
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,324,740
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,695,487
1,700,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	1,952,883
				5,852,670
	South Carolina – 0.8%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	2,570,386
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,122,527
50,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	3.13%	12/01/22	51,010
1,310,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	1,395,520
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,054,239
1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	1,135,493
1,150,000	SC St Jobs Econ Dev Auth Eductnl Facs Rev Green Chrt Schs Proj, Ser A (a)	4.00%	06/01/46	1,231,960
500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	528,471
4,930,000	SC St Jobs Econ Dev Auth Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	4.00%	12/01/44	5,857,030
30,000	SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A	5.00%	08/01/23	32,903
2,000,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/34	2,426,889
355,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/35	429,532
				17,835,960
	South Dakota – 0.3%
1,000,000	Lincoln Cnty SD Econ Dev Rev Ref Augustana Clg Assoc Proj, Ser A	4.00%	08/01/51	1,137,956
510,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/31	620,355
505,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/32	612,931
1,000,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev Ref Hsg & Auxiliary Facs Sys	5.00%	04/01/30	1,248,857
420,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev, Ser B	5.00%	04/01/29	480,273
170,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/26	202,197
105,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	123,193
200,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vle Retmnt Cmnty Issue	3.00%	09/01/28	220,180
640,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vle Retmnt Cmnty Issue	3.00%	09/01/32	682,679
1,090,000	SD St Hlth & Eductnl Facs Auth Sanford Oblig Grp, Ser B	5.00%	11/01/34	1,249,435
				6,578,056

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee – 1.4%
$250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	$320,065
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	236,830
825,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	1,056,213
325,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Stdt Hsg CDFI Phase I	5.00%	10/01/23	355,214
1,245,000	Greeneville TN Hlth & Eductnl Facs Brd Hosp Rev Ref Ballad Hlth Oblig Grp, Ser A	5.00%	07/01/33	1,354,887
1,600,000	Knoxville TN Gas Rev Ref, Ser AA	4.00%	03/01/32	1,915,549
865,000	Met Govt Nashville & Davidson Cnty TN Elec Rev Sys, Ser A	5.00%	05/15/35	1,066,894
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,645,071
600,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/29	738,149
400,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/34	507,452
700,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/39	878,686
10,000,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 09/01/28)	4.00%	12/01/51	12,033,614
2,000,000	TN Energy Acq Corp Cmdy Proj Rev, Ser A (Mandatory put 11/01/31)	5.00%	05/01/52	2,691,648
3,435,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	3,642,968
50,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/22	52,712
2,660,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	3,205,738
				31,701,690
	Texas – 8.9%
3,000,000	Alamo TX Cmnty Clg Dist	4.00%	08/15/37	3,684,617
930,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/31	1,245,523
975,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/32	1,301,777
415,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/33	552,248
525,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/34	696,424
565,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/35	700,009
875,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/36	1,081,195
230,000	Arlington TX Hgr Edu Fin Corp Edu Rev Kipp TX Inc	5.00%	08/15/28	295,076
2,685,000	Arlington TX Hgr Edu Fin Corp Edu Rev Lifeschool Dallas, Ser A	5.00%	08/15/31	3,074,556
450,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	512,421
1,000,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	1,283,976
3,870,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/39	4,947,454
900,000	Bexar Cnty TX Ref	4.00%	06/15/38	1,079,868
910,000	Bexar Cnty Tx Rev Ref Tax Exempt Venue Proj	4.00%	08/15/38	1,065,097
1,000,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/36	1,175,400
1,000,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/37	1,172,643
2,255,000	Brazoria Cnty TX Toll Road Auth Toll Road Rev Sub Lien, Ser A	5.00%	03/01/36	2,735,629
600,000	Brd of Managers TX Jt Guadalupe Cnty City of Seguin Hosp Mtg Ref	5.00%	12/01/24	668,910
305,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/29	342,832
350,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	417,572
1,000,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/46	1,174,129
600,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	641,801
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A	5.00%	01/01/29	992,920

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$130,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/35	$173,334
700,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/38	921,258
600,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/40	725,361
640,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/41	771,693
500,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	519,803
1,030,000	Clifton TX Hgr Edu Fin Corp Edu Rev, Ser A	4.00%	12/01/25	1,099,900
4,425,000	Corpus Christi TX Util Sys Rev Ref Jr Lien	5.00%	07/15/33	5,599,082
2,365,000	Corpus Christi TX Util Sys Rev Ref Jr Lien	5.00%	07/15/35	2,980,798
1,430,000	El Paso TX Ctfs Oblig, Ser A	4.00%	08/15/39	1,729,016
1,000,000	El Paso TX Ref, Ser A	4.00%	08/15/34	1,230,254
500,000	El Paso TX Ref, Ser A	4.00%	08/15/36	609,688
1,215,000	El Paso TX Wtr & Swr Rev	4.00%	03/01/33	1,460,981
1,000,000	El Paso TX Wtr & Swr Rev	4.00%	03/01/34	1,199,802
1,170,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.50%	12/01/31	1,170,339
1,475,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.75%	12/01/35	1,467,861
2,235,000	Garland TX Indep Sch Dist Ref	5.00%	02/15/26	2,701,132
1,845,000	Gregory Portland TX Indep Sch Dist, Ser A	4.00%	02/15/31	2,236,213
535,000	Gregory Portland TX Indep Sch Dist, Ser A	4.00%	02/15/32	646,442
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	4.00%	11/15/30	1,134,326
1,640,000	Harris Cnty TX Flood Control Dist Ref Flood Control Dist, Ser A	4.00%	10/01/37	1,921,191
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,293,374
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	3,134,624
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	2,122,633
2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	3,300,450
250,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/40	301,996
3,950,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/46	4,696,572
1,730,000	Houston TX Cmnty Clg Ref	4.00%	02/15/37	1,946,536
500,000	Houston TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	5.00%	02/15/26	551,981
1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	1,249,771
2,000,000	Houston TX Ref Pub Impt, Ser A	4.00%	03/01/33	2,174,402
2,500,000	Houston TX Ref, Ser A	5.00%	03/01/30	3,256,174
1,000,000	Houston TX Util Sys Rev Ref 1st Lien Subord, Ser D	5.00%	11/15/29	1,193,715
1,500,000	Houston TX Util Sys Rev Ref, Ser C	4.00%	11/15/35	1,875,409
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (a)	4.63%	09/01/39	565,511
710,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	759,874
680,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (a)	4.20%	08/15/25	728,216
1,250,000	Laredo TX Cmnty Clg Dist Combined Fee Rev Ref, BAM	4.00%	08/01/33	1,425,778
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (c)	5.13%	09/01/38	1,372,761
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	607,349
1,800,000	Lower Colorado River TX Auth Rev Ref	5.00%	05/15/35	2,362,460
1,000,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/28	1,277,628
500,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/29	653,671
500,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/30	650,744
1,000,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/31	1,290,254

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,500,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/32	$1,945,177
700,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	841,919
500,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	646,524
500,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/34	643,817
1,595,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/35	2,047,518
400,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/37	485,354
610,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/38	739,017
1,080,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/38	1,406,181
1,000,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/40	1,207,356
2,610,000	Lower Colorado River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/45	3,277,106
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	466,496
1,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 08/02/21)	0.20%	05/01/50	1,000,000
1,105,000	Montgomery TX Indep Sch Dist Ref Sch Bldg	5.00%	02/15/28	1,280,495
1,450,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, Ser A	4.00%	12/15/36	1,771,609
4,000,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/38	4,266,660
3,895,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/43	4,800,074
250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/27	298,628
2,250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	2,651,677
170,000	N TX Tollway Auth Rev Ref Second Tier, Ser B	5.00%	01/01/29	220,710
1,500,000	N TX Tollway Auth Rev Ref Sys Second Tier, Ser B	5.00%	01/01/31	1,661,414
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	297,284
1,000,000	N TX Tollway Auth Rev Second Tier, Ser B	4.00%	01/01/40	1,210,878
1,500,000	N TX Tollway Auth Rev Second Tier, Ser B	4.00%	01/01/41	1,810,109
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,551,679
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,313,808
250,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/50	265,724
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/32	525,978
700,000	Newark Hgr Edu Fin Corp TX Edu Rev Austin Achieve Pub Schs Inc, Ser A	5.00%	06/15/42	729,079
1,870,000	Northside TX Indep Sch Dist Sch Bldg, Ser A	4.00%	06/01/29	1,931,122
1,500,000	Pine Tree TX Indep Sch Dist Ref	5.00%	02/15/28	1,917,848
1,150,000	Plano TX Ref	4.00%	09/01/30	1,414,727
495,000	Red River TX Hlth Facs Dev Corp Retmnt Fac Rev MRC Crestview, Ser A	7.75%	11/15/31	505,636
110,000	SA Energy Acq Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/27	140,155
3,195,000	San Antonio TX Wtr Rev Ref Junior Lien, Ser A	4.00%	05/15/38	3,913,876
2,500,000	San Antonio TX Wtr Rev Ref Junior Lien, Ser A	5.00%	05/15/42	3,235,047
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	3,188,943

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Cook Children’s Med Ctr	4.00%	12/01/35	$905,305
2,180,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Christus Hlth, Ser B	5.00%	07/01/43	2,697,627
1,635,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/26	2,020,535
2,500,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/24	2,882,754
575,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/25	685,263
3,625,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/28	4,656,688
250,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/29	327,843
3,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Segment 3C Proj, AMT	5.00%	06/30/58	3,730,809
865,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	974,996
2,130,000	TX St Univ Sys Fing Rev Ref, Ser A	4.00%	03/15/35	2,542,120
1,605,000	TX St Wtr Dev Brd St Revolving Fund	5.00%	08/01/31	2,117,112
1,000,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/25	1,174,843
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	995,973
1,935,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/31	2,567,260
4,900,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	4.00%	10/15/38	5,821,300
4,975,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	4.00%	10/15/44	5,987,712
250,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	293,038
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	180,983
125,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/28	149,687
3,250,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/31	3,879,913
1,900,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/35	2,253,686
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,802,414
500,000	Viridian TX Muni Mgmt Dist Ref Util Impt, BAM	6.00%	12/01/26	592,802
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	171,511
125,000	Viridian TX Muni Mgmt Dist Util Impt, BAM	5.00%	12/01/26	138,316
				205,092,549
	Utah – 0.7%
1,180,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/27	1,401,781
1,370,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/30	1,622,289
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,650,536
1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	1,791,839
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/32	466,155
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/37	376,021
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (a)	5.00%	06/15/49	1,743,677
4,875,000	UT St Transit Auth Sales Tax Rev Ref Sub, BAM	5.00%	12/15/40	6,016,629
1,145,000	UT St Transit Auth Sales Tax Rev Ref, Subser A	5.00%	06/15/35	1,354,637
				16,423,564
	Vermont – 0.3%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	631,152
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	843,949
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	677,833
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (a)	4.63%	04/01/36	2,402,092
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,997,706
				7,552,732

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia – 0.7%
$1,000,000	Chesapeake VA Hosp Auth Hosp Fac Rev Ref Chesapeake Regl Med Ctr	4.00%	07/01/35	$1,186,854
1,100,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	4.00%	01/01/29	1,171,373
1,000,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	5.00%	01/01/49	1,072,126
1,000,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A	5.25%	01/01/54	1,076,640
200,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/36	239,766
350,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/46	409,147
2,000,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	2,427,200
1,000,000	VA St Res Auth Infra Rev Ref Infra VA Pooled Fing Prog, Ser C	4.00%	11/01/33	1,169,284
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,845,661
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/33	1,174,092
1,210,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,416,757
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	321,596
2,365,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Ref	5.00%	12/01/34	2,905,168
				16,415,664
	Washington – 2.0%
1,235,000	Benton Cnty WA Pub Util Dist #1 Ref	4.00%	11/01/36	1,411,250
1,090,000	Centrl Puget Sound WA Regl Transit Auth Green Bond, Ser S-1	5.00%	11/01/36	1,324,387
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Green Bond Ref & Impt, Ser S-1	5.00%	11/01/35	1,482,681
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,460,660
1,500,000	Energy NW WA Elec Rev Ref, Ser A	5.00%	07/01/24	1,711,172
530,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	638,534
3,000,000	Seattle WA Drain & Wstwtr Rev Ref	4.00%	07/01/36	3,518,130
270,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit Regl Hlth	4.00%	12/01/24	299,523
110,000	Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A	5.00%	12/01/22	116,160
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	622,763
5,000,000	WA St Convention Ctr Pub Facs Dist Sub	4.00%	07/01/58	5,748,072
525,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	613,561
1,850,000	WA St Hlthcare Facs Auth Overlake Hosp Med Ctr, Ser A	5.00%	07/01/35	2,293,169
1,625,000	WA St Hlthcare Facs Auth Ref Overlake Hosp Med Ctr, Ser B	5.00%	07/01/31	2,031,518
1,090,000	WA St Hlthcare Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/45	1,414,017
305,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/28	395,977
170,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/29	225,627
225,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/32	302,912
35,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj	5.00%	07/01/22	36,465
50,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj	5.00%	07/01/28	53,832
1,000,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Transforming Age Proj, Ser A (a)	5.00%	01/01/44	1,143,914
2,494,277	WA St Hsg Fin Commn Social Certificate, Ser A-1	3.50%	12/20/35	2,946,884
2,500,000	WA St Ref R-2015D	5.00%	07/01/32	2,889,216
1,100,000	WA St, Ser 2020A	5.00%	08/01/35	1,437,322
3,000,000	WA St, Ser 2020A	5.00%	08/01/44	3,846,233
4,000,000	WA St, Ser B	5.00%	02/01/36	4,622,994

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$2,425,000	WA St, Ser D	5.00%	02/01/30	$2,995,180
				45,582,153
	West Virginia – 0.2%
2,250,000	Roane Cnty Bldg Commn WV Ref Roane General Hosp, BANS	2.55%	11/01/21	2,253,034
2,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Appalachian Pwr Amos Proj Remk, Ser A, AMT (Mandatory put 09/01/25)	1.00%	01/01/41	2,023,086
				4,276,120
	Wisconsin – 2.0%
825,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/35	981,629
1,255,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/36	1,494,792
1,050,000	Milwaukee WI Ref Promissory Nts, Ser N-4	5.00%	04/01/29	1,366,365
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (a)	5.00%	06/15/54	1,583,035
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	5.00%	07/01/40	570,358
1,315,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	1,432,965
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	1,437,802
1,515,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	1,642,470
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,903,243
1,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/47	1,092,151
1,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	1,091,047
425,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	512,130
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,178,295
1,250,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/35	1,510,250
2,000,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/39	2,391,038
600,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	709,999
1,450,000	Pub Fin Auth WI Retmnt Fac Rev Ref Penick Vlg Oblig Grp (a)	5.00%	09/01/49	1,581,113
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (a)	5.00%	10/01/43	1,117,171
1,300,000	WI St Gen Fund Annual Approp Rev Ref, Ser B	5.00%	05/01/34	1,566,476
100,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys, Ser A	4.00%	02/15/36	110,986
3,650,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	4,391,915
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/39	1,198,565
1,780,000	WI St Hlth & Eductnl Facs Auth Rev Ref Beloit Hlth Sys Inc	4.00%	07/01/36	2,117,347
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Ref Froedtert Hlth Inc Oblg, Ser A	4.00%	04/01/39	1,134,342
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marquette Univ	5.00%	10/01/28	527,748
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B1 (Mandatory put 02/15/25)	5.00%	02/15/52	568,757
1,500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth Sys Inc, Ser B2 (Mandatory put 02/15/27)	5.00%	02/15/51	1,815,032
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/31	1,335,815
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig Grp	5.00%	08/15/33	198,610
700,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/44	828,058

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$800,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/49	$943,108
435,000	WI St Hlth & Eductnl Facs Auth Rev St Johns Cmntys Inc Proj, Ser A	5.00%	09/15/30	471,444
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,345,924
2,500,000	WI St, Ser B	4.00%	05/01/31	2,955,003
				46,104,983
	Wyoming – 0.0%
250,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/29	304,767
500,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	4.00%	05/01/34	616,110
				920,877

Total Investments – 98.4%	2,276,787,923
(Cost $2,141,325,415) (f)
Net Other Assets and Liabilities – 1.6%	36,501,246
Net Assets – 100.0%	$2,313,289,169

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	248	Sep 2021	$ (40,850,250)	$(1,783,562)
U.S. Treasury Ultra 10-Year Notes	Short	242	Sep 2021	(36,360,500)	(597,141)
Total Futures Contracts				$(77,210,750)	$(2,380,703)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $117,416,098 or 5.1% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(d)	Zero coupon bond.
(e)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $135,703,613 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,621,808. The net unrealized appreciation was $133,081,805. The unrealized amounts presented are inclusive of derivative contracts.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 2,276,787,923	$ —	$ 2,276,787,923	$ —

LIABILITIES TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (2,380,703)	$ (2,380,703)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

Restricted Securities
As of July 31, 2021, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Brookstone CDD FL Spl Assmnt Rev CDD, 3.88%, 11/01/23	01/24/18	$270,000	$102.24	$270,000	$276,047	0.02%
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	09/04/18	700,000	116.32	705,971	814,230	0.06
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.88%, 07/01/38	09/04/18	1,000,000	116.33	1,004,065	1,163,302	0.08
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 5.13%, 09/01/38	05/04/18	1,290,000	106.42	1,290,000	1,372,761	0.10
Timber Creek CDD FL Spl Assmnt Rev, 4.13%, 11/01/24	06/21/18	175,000	103.44	175,000	181,016	0.01
				$3,445,036	$3,807,356	0.27%